Consolidated Statement of Shareholders' Equity - 9 months ended Sep. 30, 2016 - USD ($) $ in Thousands	Ordinary Shares	Deferred Shares	Additional Paid-In Capital	Accumulated Deficit	Non Controlling Interest	Total
Balance at beginning of period at Dec. 31, 2015	$ 212	$ 44	$ 170,910	$ (80,803)	$ 564	$ 90,927
Balance (in shares) at Dec. 31, 2015	21,205,382	40,000
Increase (Decrease) in Stockholders' Equity
Net loss				(32,597)	(122)	(32,719)
Stock-based compensation			3,521			3,521
Acquisition of non-controlling interest			(972)		$ (442)	(1,414)
Balance at end of period at Sep. 30, 2016	$ 212	$ 44	$ 173,459	$ (113,400)		$ 60,315
Balance (in shares) at Sep. 30, 2016	21,205,382	40,000